Expenses for shipping activities and other expenses from operating activities - Voyage commissions and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Commissions paid	$ (15,202)	$ (14,778)	$ (8,014)
Bunkers	(101,795)	(131,089)	(84,614)
Other voyage related expenses	(25,093)	(29,320)	(26,180)
Total voyage expenses and commissions	$ (142,090)	$ (175,187)	$ (118,808)